FINANCING AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCING AND FINANCIAL INSTRUMENTS	NOTE 6: FINANCING AND FINANCIAL INSTRUMENTS 6.1 Financial assets and liabilities
Financial assets and liabilities mainly comprise:
•gross debt (see note 6.1.2)
•cash and cash equivalents, restricted cash and reconciliations of cash flows (see note 6.1.3)
•net debt (see note 6.1.4)
•derivative financial instruments (see note 6.1.5)
•other non-derivative financial assets and liabilities (see note 6.1.6)6.1.1 Fair values versus carrying amounts
The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at December 31, 2025:

	December 31, 2025
	Carrying amount in the consolidated statements of financial position	Non- financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,392	—	5,392	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,476	—	3,218	—	258	—
Inventories	18,589	18,589	—	—	—	—
Prepaid expenses and other current assets	3,027	1,319	1,515	—	—	193
Assets held for sale	37	37		—	—	—
Total current assets	30,605	19,945	10,209	—	258	193

Non-current assets:
Goodwill and intangible assets	5,252	5,252	—	—	—	—
Property, plant and equipment and biological assets	41,041	40,901	—	140	—	—
Investments in associates and joint ventures	10,393	10,393	—	—	—	—
Other investments	353	—	—	—	353	—
Deferred tax assets	8,860	8,860	—	—	—	—
Other assets	1,199	528	430	136	—	105
Total non-current assets	67,098	65,934	430	276	353	105
Total assets	97,703	85,879	10,639	276	611	298

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,739	—	2,739	—	—	—
Trade accounts payable and other	13,008	—	13,008	—	—	—
Short-term provisions	1,039	1,024	15	—	—	—
Accrued expenses and other liabilities	5,168	1,299	3,646	—	—	223
Income tax liabilities	547	547	—	—	—	—
Liabilities held for sale	19	19	—	—	—	—
Total current liabilities	22,520	2,889	19,408	—	—	223

Non-current liabilities:
Long-term debt, net of current portion	10,671	—	10,671	—	—	—
Deferred tax liabilities	2,294	2,294	—	—	—	—
Deferred employee benefits	2,526	2,526	—	—	—	—
Long-term provisions	1,616	1,613	3	—	—	—
Other long-term obligations	1,540	288	1,024	—	—	228
Total non-current liabilities	18,647	6,721	11,698	—	—	228

Equity:
Equity attributable to the equity holders of the parent	54,466	54,466	—	—	—	—
Non-controlling interests	2,070	2,070	—	—	—	—
Total equity	56,536	56,536	—	—	—	—
Total liabilities and equity	97,703	66,146	31,106	—	—	451

	December 31, 2024
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	6,400	—	6,400	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,375	—	3,151	—	224	—
Inventories	16,501	16,501	—	—	—	—
Prepaid expenses and other current assets	3,022	1,292	1,425	—	—	305
Total current assets	29,382	17,793	11,060	—	224	305

Non-current assets:
Goodwill and intangible assets	4,453	4,453	—	—	—	—
Property, plant and equipment and biological assets	33,311	33,237	—	74	—	—
Investments in associates and joint ventures	11,420	11,420	—	—	—	—
Other investments	299	—	—	—	299	—
Deferred tax assets	8,942	8,942	—	—	—	—
Other assets	1,578	445	864	136	—	133
Total non-current assets	60,003	58,497	864	210	299	133
Total assets	89,385	76,290	11,924	210	523	438

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	—	2,748	—	—	—
Trade accounts payable and other	12,921	—	12,921	—	—	—
Short-term provisions	938	906	32	—	—	—
Accrued expenses and other liabilities	4,738	773	3,638	—	—	327
Income tax liabilities	480	480	—	—	—	—
Total current liabilities	21,825	2,159	19,339	—	—	327

Non-current liabilities:
Long-term debt, net of current portion	8,815	—	8,815	—	—	—
Deferred tax liabilities	2,338	2,338	—	—	—	—
Deferred employee benefits	2,338	2,338	—	—	—	—
Long-term provisions	1,361	1,359	2	—	—	—
Other long-term obligations	1,422	322	757	—	—	343
Total non-current liabilities	16,274	6,357	9,574	—	—	343

Equity:
Equity attributable to the equity holders of the parent	49,223	49,223	—	—	—	—
Non-controlling interests	2,063	2,063	—	—	—	—
Total equity	51,286	51,286	—	—	—	—
Total liabilities and equity	89,385	59,802	28,913	—	—	670
The Company classifies the bases used to measure certain
assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into
three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
The levels are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2: Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3: Inputs for the assets or liabilities that are not based on observable market data and require management assumptions
or inputs from unobservable `markets.
The following tables summarize the bases used to measure
certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	108	—	245	353
Trade accounts receivable and other subject to TSR programs*	—	—	258	258
Derivative financial current assets	—	193	—	193
Derivative financial non-current assets	—	105	—	105
Total assets at fair value	108	298	503	909
Liabilities at fair value:
Derivative financial current liabilities	—	223		223
Derivative financial non-current liabilities	—	193	35	228
Total liabilities at fair value	—	416	35	451
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327		327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
Investments in equity instruments at FVOCI classified as Level
1 refer to listed securities quoted in active markets (see note
2.5).  A quoted market price in an active market provides the most reliable evidence of fair value and is used without
adjustment to measure fair value whenever available, with
limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the stock exchange on which the
asset is most actively traded on the last trading day of the period, multiplied by the number of units held without
consideration of transaction costs.
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights, see note 6.1.5 for further
information.
Derivative financial assets and liabilities classified as Level 3 are described in note 6.1.5.
6.1.2 Gross debt
Gross debt includes bank debt, debenture loans and lease obligations and is stated at amortized cost.
6.1.2.1 Short-term debt
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2025	2024
Short-term bank loans and other credit facilities including commercial paper [1]	1,119	1,016
Current portion of long-term debt	1,406	1,550
Lease obligations[2]	214	182
Total	2,739	2,748
1.The weighted average interest rate on short-term borrowings outstanding was 3.8% and 5.0% as of December 31, 2025 and 2024, respectively.
2.See note 7.
Short-term bank loans and other credit facilities include short-term loans, overdrafts and commercial paper.
ArcelorMittal has entered into certain short-term committed bilateral credit facilities renewable on an annual basis. As of December 31,
2025, facilities totaling approximately 0.5 billion, remained fully available.
Commercial paper
The Company has a commercial paper program enabling borrowings of up to €1.5 billion. As of December 31, 2025 and 2024, the outstanding amount was 879 and 745, respectively.
6.1.2.2 Long-term debt
Long-term debt is comprised of the following:

				December 31,
				2025	2024
	Year of maturity	Type of Interest	Interest rate[1]	Carrying amount at amortized cost
Corporate
5.5 billion Revolving Credit Facility	2029	Floating	—	—	—
500 Unsecured Notes	2025	Fixed	6.13%	—	184
€750 million Unsecured Notes	2025	Fixed	1.75%	—	778
750 Unsecured Notes	2026	Fixed	4.55%	401	400
€600 million Unsecured Notes	2026	Fixed	4.88%	704	621
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,197	1,196
€500 million Unsecured Notes	2028	Fixed	3.13%	584	515
500 Unsecured Notes	2029	Fixed	4.25%	497	496
€650 million Unsecured Notes	2030	Fixed	3.25%	757	—
€500 million Unsecured Notes	2031	Fixed	3.50%	581	513
1.0 billion Unsecured Notes	2032	Fixed	6.80%	991	990
500 Unsecured Notes	2034	Fixed	6.00%	496	496
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	673	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	429	428
500 Unsecured Notes	2054	Fixed	6.35%	491	491
EIB loan	2025	Fixed	1.16%	—	15
EIB loan	2032	Floating	3.40%	267	273
Schuldschein loans	2027	Fixed	3.0%	77	94
Schuldschein loans	2028-2030	Floating	3.4% - 3.6%	819	659
Samurai loan	2028-2030	Floating	1.5% - 1.6%	450	—
Other loans	2028 - 2035	Floating	2.5%	181	191
Total Corporate				9,595	9,012
Subsidiaries
Other loans				1,515	501
Total				11,110	9,513
Less current portion of long-term debt				(1,406)	(1,550)
Total long-term debt (excluding lease obligations)				9,704	7,963
Long-term lease obligations[2]				967	852
Total long-term debt, net of current portion				10,671	8,815
1.Rates applicable to balances outstanding at December 31, 2025. For debt that has been redeemed in its entirety during 2025, the interest rates refer to the rates at repayment date.
2.Net of current portion of 214 and 182 as of December 31, 2025 and 2024, respectively. See note 7.
Corporate
5.5 billion Revolving Credit Facility
On May 29, 2024, ArcelorMittal signed an agreement for a 5.5 billion revolving credit facility (the "Facility"). This Facility replaced the 5.5 billion revolving credit facility dated December
19, 2018, which was amended and extended on April 27, 2021.
The agreement incorporated a single tranche of 5.5 billion
maturing on May 29, 2029, with two one-year extension
options. On April 30, 2025, ArcelorMittal exercised the option to extend the Facility's maturity by one year to May 29, 2030. The
Facility contains restrictive covenants, which among other
things, limit encumbrances on the assets of ArcelorMittal and its subsidiaries, the ability of ArcelorMittal’s subsidiaries to incur debt and the ability of ArcelorMittal and its subsidiaries to dispose of assets in certain circumstances. The margin
applicable to ArcelorMittal’s principal credit facilities (the
Facility and certain other credit facilities) and the coupons on certain of its outstanding bonds are subject to adjustment in the event of certain changes in its long-term credit ratings. On
June 9, 2025, Standard & Poor's upgraded ArcelorMittal's
credit rating from 'BBB-' to 'BBB' on improved business and
assigned a 'Stable' outlook. On December 4, 2025, Moody's
upgraded ArcelorMittal's credit rating from 'Baa3' to 'Baa2' on strengthening of its business profile, including a structural improvement in margins and a reduction in earnings volatility;
and assigned a 'Stable' outlook. The Facility may be used for general corporate purposes and was fully available as of
December 31, 2025.
The Company makes drawdowns from and repayments on this
Facility in the framework of its cash management.
On September 30, 2010, ArcelorMittal entered into 500
revolving multi-currency letter of credit facility (the "Letter of
Credit Facility"). The Letter of Credit Facility is used by the
Company and its subsidiaries for the issuance of letters of
credit and other instruments. The terms of the letters of credit and other instruments contain certain restrictions as to
duration. The Letter of Credit facility, whose amount and
maturity have been revised from time to time, amounted to 395 prior to refinancing through a 445 Letter of Credit Facility entered into on July 31, 2024, with maturity extended from July
31, 2024 to July 31, 2027 and with two extension options for one year each. The Letter of Credit Facility also includes an accordion clause which allows the Company to invite lenders to increase their commitments up to 595 in aggregate. On March
18, 2025, the Company exercised the option to extend the
maturity by one year to July 31, 2028. On July 28, 2025 the
Company exercised the accordion clause to increase the total amount of the Letter of Credit Facility by 55 to 500.
Bonds
On June 1, 2025, at maturity, ArcelorMittal fully repaid the outstanding 184 of its 500 Fixed Rate Notes due 2025.
On September 30, 2025, ArcelorMittal issued €650 million
(754) of 3.25% Notes due on September 30, 2030. The Notes
were issued under ArcelorMittal's €10 billion wholesale Euro
Medium Term Notes Program and the use of proceeds of the
issuance was general corporate purposes.
On November 19, 2025, at maturity, ArcelorMittal fully repaid the outstanding €750 million (869) of its €750 million Fixed
Rate Notes due 2025.
The margin applicable to ArcelorMittal’s principal credit facilities
5.5 billion Revolving Credit Facility and certain other credit facilities) and the coupons on certain of its outstanding bonds are subject to adjustment in the event of a change in its long-
term credit ratings.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Initial value	Nominal amount of outstanding value	Date of issuance	Repayment date	Interest rate[1]	Issued at
750 Unsecured Notes	401	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
€600 million Unsecured Notes	€600 million	Sep 26, 2022	Sep 28, 2026	4.88%	99.65%
1.2 billion Unsecured Bonds	1.2 Billion	Nov 29, 2022	Nov 29, 2027	6.55%	99.91%
€500 million Unsecured Notes	€500 million	Dec 13, 2024	Dec 13, 2028	3.13%	99.52%
500 Unsecured Notes	500	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
€650 million Unsecured Notes	€650 million	Sep 30, 2025	Sep 30, 2030	3.25%	99.42%
€500 million Unsecured Notes	€500 million	Dec 13, 2024	Dec 13, 2031	3.50%	99.21%
1.0 billion Unsecured Notes	1.0 Billion	Nov 29, 2022	Nov 29, 2032	6.80%	99.37%
500 Unsecured Notes	500	Jun 17, 2024	Jun 17, 2034	6.00%	99.86%
1.0 billion Unsecured Bonds	457	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	229	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	434	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
500 Unsecured Notes	500	Jun 17, 2024	Jun 17, 2054	6.35%	99.32%
1.Rate applicable at December 31, 2025.
European Investment Bank (“EIB”) Loan
On December 19, 2025, ArcelorMittal signed a €400 million
loan agreement with the European Investment Bank ("EIB") for funding of research, development and innovation projects in
Europe over the period of 2025-2028. As of December 31,
2025, the facility was fully available. On January 30, 2026, the full amount was drawn down.
On June 2, 2021, ArcelorMittal signed a €280 million loan
agreement with the EIB for funding of research, development
and innovation projects in Europe over the period of
2021-2023. This operation benefits from a guarantee from the
European Union under the European Fund for Strategic
Investments. On March 16, 2022 ArcelorMittal draw down the
facility in full. As of December 31, 2025, €228 million (267) was outstanding.
On December 16, 2016, ArcelorMittal signed a €350 million
finance contract with the EIB in order to finance European
research, development and innovation projects over the period
2017-2020 within the European Union, mainly in France,
Belgium, Spain, Poland and Luxembourg. This funding benefits from a guarantee from the European Union under the
European Fund for Strategic Investments. As of December 31,
2025, the debt was reimbursed in full.
On November 21, 2025, ArcelorMittal completed the offering of a JPY 37.5 billion and a JPY 33 billion variable rate loans on the Japanese Samurai loan market. The proceeds of these
loans were used for general corporate purposes. As of
December 31, 2025, a total of JPY 70.5 billion (450) was
outstanding.
On June 24, 2025, ArcelorMittal completed the offering of a
€310 million, a €80 million and a €310 million variable rate loans in the German Schuldschein market. The proceeds of
these loans were used for general corporate purposes. As of
December 31, 2025, €700 million (819) was outstanding.
On May 4, 2022, ArcelorMittal completed the offering of a
€346.5 million variable rate loan, a €24.5 million fixed rate loan, a €263 million variable rate loan and a €66 million fixed rate loan in the German Schuldschein market. On May 6, 2022, the
Company further completed the offering of a €25 million
variable rate loan. The proceeds of these issuances were used for general corporate purposes. On May 13, 2025, at maturity,
ArcelorMittal fully repaid €371 million (419). On November 13,
2025, ArcelorMittal prepaid €263 million (304) and €25 million
(29) variable rate loans. As of December 31, 2025, €66 million
(77) was outstanding.
On December 21, 2018, the Company entered into a facility
agreement with a group of lenders for €235 million to finance the construction of a new hot strip mill in Mexico. This facility became effective upon issuance of a guarantee by the
Oesterreichische Kontrollbank AG in March 2019. The last
installment under this agreement is due December 28, 2029.
The outstanding amount in total as of December 31, 2025 was
€78 million (92).
Other corporate loans relate to various debt with banks and
public institutions.
Americas
In June and December 2024, the Industrial Development
Authority of Mobile County issued tax-exempt bonds of 378
and 480, respectively, with a final maturity of June 1, 2054, and
December 1, 2054, respectively, with Calvert. The bond
proceeds support the construction and equipping of solid waste disposal infrastructure and related industrial facilities, including a melt shop in Calvert, Alabama. As of December 31, 2025,
843 was outstanding under these agreements.
Europe, Asia and Africa
On December 15, 2022, AMKR entered into a 100 loan
agreement with EBRD for working capital purposes. As of
December 31, 2025, the facility was fully reimbursed.
On November 17, 2023, AMKR entered into a 150 loan
agreement with EBRD for working capital purposes. 80 were
committed and fully drawn as of December 31, 2025.
On December 5, 2025, ArcelorMittal signed a 200 refinancing
facility with EBRD. The purpose of the facility is to re-finance the existing facilities signed in 2022 and 2023. The new facility is composed of two tranches, 100 committed and 100
uncommitted, to be committed by EBRD upon AMKR’s request.
As of December 31, 2025, 100 was drawn under the
agreement.
On May 25, 2017, ArcelorMittal South Africa signed a ZAR4.5
billion revolving borrowing base finance facility whose maturity was extended over time to September 7, 2026. Any borrowings
under the facility are secured by certain eligible inventory and receivables, as well as certain other working capital and related assets of ArcelorMittal South Africa. The facility is used for general corporate purposes. The facility is not guaranteed by
ArcelorMittal. On September 16, 2025, ArcelorMittal South
Africa agreed with the lenders to extend further the maturity to
March 8, 2027 and to reduce the maximum amount to ZAR4
billion. On December 30, 2025, ArcelorMittal South Africa and
its lenders agreed to further reduce the facility maximum
amount to ZAR3 billion. As of December 31, 2025, ZAR2.9
billion (175) was drawn. The borrowing base facility at
ArcelorMittal South Africa remains subject to a financial
covenant as of December 31, 2025. Non-compliance with the
covenant would entitle the lenders under such facility to
accelerate repayment obligations.
On December 28, 2023, and on March 4, 2024, AM Green
Energy signed two INR7.5 billion loans to finance the
development of its renewable energy project. As of December
31, 2025, INR15 billion (167) was outstanding.
Other loans in subsidiaries
Other loans in subsidiaries mainly relate to loans contracted by
ArcelorMittal subsidiaries with different counterparties.
Hedge of net investments
As of April 1, 2018, the Company designated a portfolio of euro denominated debt (€3,978 million and €4,142 million as of
December 31, 2025 and 2024, respectively) as a hedge of
certain euro denominated investments (€8,516 million and
€8,208 million as of December 31, 2025 and 2024,
respectively) in order to mitigate the foreign currency risk arising from certain euro denominated subsidiaries' net assets.
The risk arises from the fluctuation in spot exchange rates
between the U.S. dollar and euro, which causes the amount of the net investments to vary. The hedged risk in the hedge of net investments is a risk of a weakening euro against the U.S.
dollar that will result in a reduction in the carrying amount of the
Company's net investments in the subsidiaries subject to the hedge. The euro denominated debt is designated as a hedging
instrument for the change in the value of the net investments that is attributable to changes in the euro/U.S. dollar spot rate.
To assess the hedge effectiveness, the Company determines
the economic relationship between the hedging instrument and the hedged item by comparing changes in the carrying amount
of the debt portfolio that are attributable to a change in the spot rate with changes in the net investments in the foreign
operations due to movements in the spot rate.
As of December 31, 2025 and 2024, the Company recognized
624 foreign exchange loss and 232 foreign exchange gain,
respectively, arising on the translation of the euro denominated debt designated as a hedge of the euro denominated net
investments in foreign operations in other comprehensive
income within the foreign exchange translation reserve.
Maturity profile
As of December 31, 2025 the scheduled maturities of short-
term debt, long-term debt and long-term lease obligations,
including their current portion are as follows:

Year of maturity	Amount
2026	2,739
2027	1,631
2028	1,374
2029	794
2030	1,630
Subsequent years	5,242
Total	13,410
Fair value
The following tables summarize the Company’s bases used to
estimate its debt at fair value. Fair value measurement has
been classified into three levels based upon a fair value
hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2025	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates (excluding long and short-term lease liabilities)	8,764	8,249	793	—	9,042
Instruments payable bearing interest at variable rates (excluding long and short-term lease liabilities)	2,346	—	2,352	—	2,352
Total long-term debt, including current portion	11,110	8,249	3,145	—	11,394
Short term bank loans and other credit facilities including commercial paper	1,119	—	1,130	—	1,130

As of December 31, 2024	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates (excluding long and short-term lease liabilities)	7,923	8,008	138	—	8,146
Instruments payable bearing interest at variable rates (excluding long and short-term lease liabilities)	1,590	—	1,609	—	1,609
Total long-term debt, including current portion	9,513	8,008	1,747	—	9,755
Short term bank loans and other credit facilities including commercial paper	1,016	—	1,023	—	1,023
Instruments payable classified as Level 1 refer to the
Company’s listed bonds quoted in active markets. The total fair value is the official closing price as defined by the exchange on which the instrument is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Instruments payable classified as Level 2 refer to all debt
instruments not classified as Level 1. The fair value of the debt is based on estimated future cash flows converted into U.S.
dollar at the forward rate and discounted using current U.S.
dollar zero coupon rates and ArcelorMittal’s credit spread
quotations for the relevant maturities. There were no
instruments payable classified as Level 3.
6.1.3 Cash and cash equivalents, restricted cash and
reconciliations of cash flows
Cash and cash equivalents consist of cash and short-term
highly liquid investments that are readily convertible to cash with original maturities of three months or less at the time of purchase and are carried at cost plus accrued interest, which approximates fair value.
Cash and cash equivalents are primarily centralized at the
parent level and are managed by ArcelorMittal Treasury SNC,
although from time to time cash or cash equivalent balances
may be held at the Company’s international subsidiaries or its holding companies. Some of these operating subsidiaries have debt outstanding or are subject to acquisition agreements that impose restrictions on such operating subsidiaries’ ability to pay dividends, but such restrictions are not significant in the context of ArcelorMittal’s overall liquidity. Repatriation of funds from operating subsidiaries may also be affected by tax and
foreign exchange policies in place from time to time in the
various countries where the Company operates, though none
of these policies are currently significant in the context of
ArcelorMittal’s overall liquidity.
Cash and cash equivalents consisted of the following:

	December 31,
	2025	2024
Cash at bank	4,482	4,355
Term deposits	792	949
Money market funds[1]	118	1,096
Total	5,392	6,400
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Restricted cash represents cash and cash equivalents not
readily available to the Company, mainly related to insurance deposits, cash accounts in connection with environmental
obligations and true sale of receivables programs, as well as various other deposits or required balance obligations related to letters of credit and credit arrangements.
Restricted cash of 84 and 84 as of December 31, 2025 and
December 31, 2024, respectively, included 67 and 68 relating to various environmental obligations, true sales of receivables programs and letters of credit issued at ArcelorMittal South
Africa as of December 31, 2025 and December 31, 2024,
respectively. It also included 13 and 13 in connection with the mandatory convertible bonds as of December 31, 2025 and
December 31, 2024, respectively (see note 11.2).
Changes in restricted cash are included within investing
activities in the consolidated statements of cash flows.
Reconciliation of liabilities arising from financing activities
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-
cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash
flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2023 (note 6.1.2)	8,369	2,312
Proceeds from long-term debt	2,227	—
Payments of long-term debt	(61)	—
Amortized cost	6	2
Proceeds from short-term debt	—	257
Payments of short-term debt	—	(1,192)
Current portion of long-term debt	(1,732)	1,732
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(214)
Additions to lease liabilities (notes 5.2 and 7)	186	23
Unrealized foreign exchange effects and other movements	(170)	(172)
Balance as of December 31, 2024 (note 6.1.2)	8,815	2,748
Proceeds from long-term debt	2,107	—
Payments of long-term debt	(420)	—
Amortized cost	9	3
Proceeds from short-term debt	—	32
Payments of short-term debt	—	(2,359)
Current portion of long-term debt	(1,620)	1,620
Payments of principal portion of lease liabilities (note 7) [1]	(19)	(215)
Additions to lease liabilities (notes 5.2 and 7)	236	38
Debt acquired through business combinations	914	769
Unrealized foreign exchange effects and other movements	649	103
Balance as of December 31, 2025 (note 6.1.2)	10,671	2,739
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
6.1.4 Net debt
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency translated into USD at December 31, 2025 and December 31, 2024:

At December 31, 2025	Total	EUR	USD	ARS	BRL	INR	JPY	Other
Short-term debt and current portion of long-term debt	2,739	1,697	581	—	159	10	—	292
Long-term debt, net of current portion	10,671	3,588	5,893	—	93	186	450	461
Cash and cash equivalents and restricted cash [1]	(5,479)	(2,577)	(1,555)	(429)	(271)	(151)	—	(496)
Net debt	7,931	2,708	4,919	(429)	(19)	45	450	257

At December 31, 2024	Total	EUR	USD	ARS	BRL	INR	JPY	Other
Short-term debt and current portion of long-term debt	2,748	2,088	348	—	22	1	—	289
Long-term debt, net of current portion	8,815	2,790	5,378	—	80	186	—	381
Cash and cash equivalents and restricted cash	(6,484)	(3,969)	(1,183)	(489)	(237)	(83)	—	(523)
Net debt	5,079	909	4,543	(489)	(135)	104	—	147
6.1.5 Derivative financial instruments
The Company uses derivative financial instruments to manage
its exposure to fluctuations in interest rates, exchange rates, raw material prices, freight, energy and emission rights
allowances arising from operating, financing and investing
activities. Derivative financial instruments are classified as current or non-current assets or liabilities based on their
maturity dates and are accounted for at the trade date.
Embedded derivatives are separated from the host contract
and accounted for separately if they are not closely related to the host contract. The Company measures all derivative
financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as
appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the consolidated statements of operations, except for derivatives that are designated and
qualify for cash flow or net investment hedge accounting.
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other
comprehensive income. Amounts deferred in equity are
recorded in the consolidated statements of operations in the periods when the hedged item is recognized in the
consolidated statements of operations and within the same line item (see note 6.3 Cash flow hedges).
The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of hedged items. When a hedging
instrument is sold, terminated, expired or exercised, the
accumulated gain or loss on the hedging instrument is
maintained in equity until the forecasted transaction occurs. If the hedged transaction is no longer probable, the cumulative gain or loss, which had been recognized in equity, is reported immediately in the consolidated statements of operations.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly as a separate
component of equity, to the extent that the hedge is effective.
To the extent that the hedge is ineffective, such differences are recognized in the consolidated statements of operations (see note 6.3 Net investment hedge).
The Company manages the counter-party risk associated with
its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and
underlying position, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or
require guarantees from its counterparties for the risks
incurred. Allowing for exceptions, the Company’s
counterparties are part of its financial partners and the related market transactions are governed by framework agreements
(mainly International Swaps and Derivatives Association
agreements which allow netting only in case of counterparty
default). Accordingly, derivative assets and derivative liabilities are not offset.
Derivative financial instruments classified as Level 2:
The following tables summarize this portfolio:

	December 31, 2025
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	258	1	15	—
Total interest rate instruments		1		—

Foreign exchange rate instruments
Forward purchase contracts	168	4	116	(6)
Forward sale contracts	332	6	389	(12)
Currency swaps sales	1,339	10	4,169	(81)
Currency swaps purchases	3,216	24	534	(6)
Exchange option purchases	1,063	15	1,368	(5)
Exchange options sales	3,974	43	3,333	(55)
Total foreign exchange rate instruments		102		(165)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	486	58	371	(38)
Term contracts purchases	1,082	126	1,249	(196)
Options sales/purchases	633	11	391	(17)
Total raw materials (base metals), freight, energy, emission rights		195		(251)
Total		298		(416)
Fair values of raw material, freight, energy and emission rights instruments are categorized as Level 2 as follows:

	December 31,
	2025	2024
Base metals	11	(11)
Freight	22	3
Energy (oil, gas, electricity)	(89)	60
Emission rights	—	—
Total	(56)	52

Derivative assets associated with raw materials, energy, freight and emission rights	195	172
Derivative liabilities associated with raw materials, energy, freight and emission rights	(251)	(120)
Total	(56)	52

	December 31, 2024
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	8	—	20	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	499	35	195	(39)
Forward sale contracts	59	6	1,088	(113)
Currency swaps sales	1,189	7	3,734	(55)
Currency swaps purchases	2,614	151	1,701	(17)
Exchange option purchases	4,203	67	75	—
Exchange options sales	1	—	3,602	(294)
Total foreign exchange rate instruments		266		(518)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	386	26	302	(44)
Term contracts purchases	571	146	651	(76)
Option sales/purchases	3	—	—	—
Total raw materials (base metals), freight, energy, emission rights		172		(120)
Total		438		(638)
Derivative instruments classified as Level 2 of the fair value hierarchy refer to instruments whose fair value is determined using valuation techniques that rely on inputs other than
quoted prices included in Level 1 that are observable either directly or indirectly. The total fair value is based on the price a dealer would pay or receive for the security or similar
securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is
calculated using standard industry models based on significant observable market inputs such as foreign exchange rates,
commodity prices, swap rates and interest rates and based on principles such as discounting future cash flows to present
value. Such instruments are used to hedge fluctuations in
interest rates, foreign exchange rates, raw materials (base
metals), freight, energy and emission rights. They include also certain of the Company's power purchase agreements not
subject to own use exemption.
Derivative instruments classified as Level 3 are those
instruments whose fair value is determined using valuation
techniques that incorporate significant unobservable inputs
which reflect the Company's own views about the assumptions
market participant would use in pricing the asset or liability. The fair valuation of Level 3 derivative instruments is established at each reporting date and compared to the prior period.
ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles
for establishing such procedures. In particular, such
procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
Electricity option
ArcelorMittal and an electricity supplier entered into a multi-
buyer power supply contract on the French market. Other
clients of this contract are committed to purchase electricity from the supplier with opt-out rights to be exercised in 2029 for
2030-2034 delivery period. The opt-out rights for 2025-2029
delivery period expired unexercised in 2024. The Company is
committed to acquire up to 51% of the opt-out volumes.
The fair value of the option classified as Level 3 is based on the Black-Scholes formula model. Observable input data used
in the valuation include euro zero coupon yield curve and
electricity forward prices for tenors quoted by the European
Energy Exchange (EEX). A 10% increase and decrease in
electricity forward prices would result in a 12% decrease and
15% increase, respectively, of the fair value of the option at
December 31, 2025.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Electricity option
Balance as of December 31, 2023	(82)
Change in fair value	50
Balance as of December 31, 2024	(32)
Change in fair value	(3)
Balance as of December 31, 2025	(35)
The fair value movement relating to the Level 3 derivative
instrument is recognized in financing costs-net in the
consolidated statements of operations.
6.1.6 Other non-derivative financial assets and liabilities
Other non-derivative financial assets and liabilities include cash and cash equivalents and restricted cash (see note 6.1.3),
certain trade and certain other receivables (see note 4.3, 4.5 and 4.6), investments in equity instruments at FVOCI (see note
2.5), trade payables and certain other liabilities (see notes 4.7 and 4.8). These instruments are recognized initially at fair value when the Company becomes a party to the contractual
provisions of the instrument. Non-derivative financial assets are derecognized if the Company’s contractual rights to the
cash flows from the financial instruments expire or if the
Company transfers the financial instruments to another party without retaining control of substantially all risks and rewards of the instruments. Non-derivative financial liabilities are
derecognized when they are extinguished (i.e. when the
obligation specified in the contract is discharged, canceled or expired).
Impairment of financial assets
In relation to the impairment of financial assets, an expected credit loss ("ECL") model is required. The ECL model requires the Group to account for expected credit losses and changes in those ECL at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. In particular, the Company measures the loss allowance for a financial
instrument at an amount equal to the lifetime ECL if the credit risk on that financial instrument has increased significantly since initial recognition. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected
increased risk of default (note 4.3).
Investments in equity instruments at FVOCI are exempt from
the impairment test because the fair value of the investment is recorded in OCI and not reclassified to profit and loss.
Financial assets are tested for ECLs annually or whenever
changes in circumstances indicate that there is a change in
credit risk. Any ECL is recognized in the consolidated
statements of operations. An ECL related to financial assets is reversed if and to the extent there has been a change in the factors used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been
determined if no ECL had been recognized. Reversals of ECLs
are recognized in net income, except for investments in equity instruments at FVOCI, in which all fair value movements are
recognized in OCI.
Financing costs - net
Financing costs - net recognized in the years ended
December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025	2024	2023
Interest expense	(577)	(510)	(715)
Interest income	281	400	570
Accretion of defined benefit obligations and other long term liabilities	(309)	(202)	(243)
Net foreign exchange gain/ (loss)	256	(565)	(48)
Other[1]	(360)	(297)	(423)
Total	(709)	(1,174)	(859)
1.Other mainly included expenses related to TSR programs and bank fees. In
2025 and 2023, Other included 101 and 66, respectively, relating to the term extension of mandatorily convertible bonds (see note 11.2). In 2024, Other included also 83 expense relating to the fair value at acquisition date of the forward in connection with the Vallourec acquisition (see note 2.4.2).
6.3    Risk management policy
The Company is exposed to a variety of financial risks arising from ordinary business exposure such as interest rate risk,
foreign exchange risk, liquidity risk and risks in fluctuations in prices of raw materials, freight, energy and CO2 emissions
rights. The Company actively monitors and seeks to reduce
volatility of these exposures through a diversity of financial instruments, where considered appropriate. The Company has
formalized how it manages these risks within the Treasury and
Financial Risk Management Policy, which has been approved
by Management.
Capital management
The Company's objective when managing capital is to
safeguard continuity, maintain a strong credit rating and
healthy capital ratios to support its business and provide
adequate return to shareholders through continuing growth.
The Company sets the amount of capital required on the basis of annual business and long-term operating plans which
include capital and other strategic investments. The funding requirement is met through a combination of equity, bonds and other long-term and short-term borrowings.
The Company monitors capital using a gearing ratio, being the ratio of net debt as a percentage of total equity.

	December 31,
	2025	2024
Total equity	56,536	51,286
Net debt	7,931	5,079
Gearing	14.0%	9.9%
6.3.1 Market risks
Market risks result from the exposure to possible market price movements and their impact on future financial
performance.They include interest rate risk, foreign exchange risk and price risk for emission rights and raw materials
(including iron ore and base metals such as zinc, nickel,
aluminum and tin), freight and energy, either through the
purchase of raw materials and through sales contracts.
Interest rate risk
The Company is exposed to interest rate risk on short-term and long-term floating rate instruments and on refinancing of fixed rate debt. The Company's policy is to maintain a balance of
fixed and floating interest rate borrowings, which is adjusted depending on the prevailing market interest rates and outlook.
As at December 31, 2025, the long-term debt was comprised
of 79% fixed rate debt and 21% variable rate debt (note 6.1.2).
The Company may utilize certain instruments to manage
interest rate risks. Interest rate instruments allow the Company to borrow long-term at fixed or variable rates, and to swap the rate of this debt either at inception or during the lifetime of the borrowing. The Company and its counterparties exchange, at
predefined intervals, the difference between the agreed fixed rate and the variable rate, calculated on the basis of the
notional amount of the swap. Similarly, swaps may be used for the exchange of variable rates against other variable rates.
Foreign exchange rate risk
The Company is exposed to changes in values arising from
foreign exchange rate fluctuations generated by its operating activities. Because a substantial portion of ArcelorMittal’s assets, liabilities, sales and earnings are denominated in
currencies other than the U.S. dollar (its reporting currency),
ArcelorMittal has an exposure to fluctuations and depreciation in the values of these currencies relative to the U.S. dollar.
These currency fluctuations, especially the fluctuation of the value of the U.S. dollar relative to the euro, the Canadian
dollar, Brazilian real, Polish Zloty, South African rand, Mexican peso and Ukrainian hryvnia, as well as fluctuations in the other countries’ currencies in which ArcelorMittal has significant operations and/or sales, could have a material impact on its financial position, cash flows and results of operations.
ArcelorMittal faces transaction risk, where its businesses
generate sales in one currency but incur costs relating to that revenue in a different currency. For example, ArcelorMittal’s subsidiaries may purchase raw materials, including iron ore
and coking coal, in U.S. dollar, but may sell finished steel products in other currencies. Consequently, an appreciation of the U.S. dollar will increase the cost of raw materials; thereby having a negative impact on the Company’s operating margins, unless the Company is able to pass along the higher cost in
the form of higher selling prices.
Following its Treasury and Financial Risk Management Policy,
the Company hedges a portion of its net exposure to foreign
exchange rates through forwards, options and swaps.
ArcelorMittal also faces foreign currency translation risk, which arises when ArcelorMittal translates the statements of
operations of its subsidiaries, its corporate net debt (note 6.1.4)
and other items denominated in currencies other than the U.S.
dollar, for inclusion in the consolidated financial statements.
The Company manages translation risk arising from its
investments in subsidiaries by monitoring the currency mix of the consolidated statements of financial position. The
Company may enter into derivative transactions to hedge the
residual exposure (see “Net investment hedge”).
The Company also uses derivative instruments at the
corporate level to hedge debt recorded in foreign currency
other than the functional currency or the balance sheet risk associated with certain monetary assets denominated in a
foreign currency other than the functional currency.
Foreign currency sensitivity analysis
As of  December 31, 2025, the Company is mainly subject to
foreign exchange exposure relating to the euro, Brazilian real,
Canadian dollar, South African rand, Mexican peso, Polish
zloty, Argentine peso and Ukrainian hryvnia against the U.S.
dollar resulting from its trade payables and receivables. The structure of trade receivables and trade payables by original currency translated in USD is as follows as of December 31,
2025:

	December 31, 2025
	Trade receivables	Trade payables
USD	934	4,559
EUR	887	5,730
BRL	837	701
PLN	189	473
MAD	189	277
ZAR	89	387
CAD	77	371
ARS	74	68
UAH	60	76
GBP	27	108
MXN	12	86
Other	101	172
Total	3,476	13,008
The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a
10% increase or decrease between the relevant foreign
currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	89	573	(89)	(573)
BRL	84	70	(84)	(70)
PLN	19	47	(19)	(47)
MAD	19	28	(19)	(28)
ZAR	9	39	(9)	(39)
CAD	8	37	(8)	(37)
ARS	7	7	(7)	(7)
UAH	6	8	(6)	(8)
GBP	3	11	(3)	(11)
MXN	1	9	(1)	(9)
The use of a 10% sensitivity rate is used when reporting
foreign currency exposure internally to key management
personnel and represents management’s assessment of the
reasonably possible change in foreign exchange rates. The
sensitivity analysis includes trade receivables and trade
payables denominated in a currency other than the U.S. dollar and adjusts their translation at the period end for a 10%
change in foreign currency rates. For trade receivables, a
positive number indicates an income and a negative number
an expense. For trade payables, a positive number indicates
an expense and a negative number an income.
Commodity price risk and emission rights
ArcelorMittal consumes large amounts of raw materials (the
prices of which are related to the London Metals Exchange
price index, the Steel Index and Platts Index), ocean freight
(the price of which is related to a Baltic Exchange Index), and energy (the prices of which are mainly related to the New York
Mercantile Exchange energy index (NYMEX) and the EEX
power indexes). As a general matter, ArcelorMittal is exposed to price volatility with respect to its purchases in the spot market, its long-term supply contracts and trading activities. In accordance with its risk management policy, ArcelorMittal
hedges a part of its exposure related to raw materials
procurement.
Pursuant to the application of the European Directive 2003/87/
EC of October 13, 2003, as amended by the European
Directive 2009/29/EC of April 23, 2009, establishing a scheme for emission allowance trading, the Company enters into
certain types of derivatives (mainly forward transactions and options) in order to implement its management policy for
associated risks. As of December 31, 2025 and 2024, the
Company had a net nil notional position with a net nil fair
value and a net notional position of (2) with a net nil fair value, respectively.
6.3.2 Liquidity Risk
Liquidity risk is the risk that the Company may encounter
difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash. ArcelorMittal
Treasury is responsible for the Company's funding and liquidity management. ArcelorMittal’s principal sources of liquidity are cash generated from its operations, its credit lines at the
corporate level and various working capital credit lines at the level of its operating subsidiaries. The Company actively
manages its liquidity. Following the Company's Treasury and
Financial Risk Management Policy, the levels of cash, credit lines and debt are closely monitored and appropriate actions are taken in order to comply with the covenant ratios, leverage, fixed/floating ratios, maturity profile and currency mix.
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and
settlement of derivatives, excluding any impact of netting
agreements. The cash flows are calculated based on market
data as of December 31, 2025, and as such are sensitive to
movements in mainly foreign exchange rates and interest
rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2025
	Carrying amount	Contractual Cash Flow	2026	2027	from 2028 to 2030	After 2030
Non-derivative financial liabilities
Bonds	(7,890)	(11,264)	(1,522)	(1,571)	(2,704)	(5,467)
Loans over 100	(2,944)	(4,839)	(574)	(139)	(1,526)	(2,600)
Trade and other payables	(13,008)	(13,008)	(13,008)	—	—	—
Other loans and leases	(2,576)	(3,154)	(1,274)	(459)	(755)	(666)
Total	(26,418)	(32,265)	(16,378)	(2,169)	(4,985)	(8,733)
Derivative financial liabilities
Foreign exchange contracts	(165)	(165)	(60)	(47)	(1)	(57)
Commodity contracts[1]	(286)	(286)	(163)	(62)	(58)	(3)
Total	(451)	(451)	(223)	(109)	(59)	(60)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2024
	Carrying amount	Contractual Cash Flow	2025	2026	from 2027 to 2029	After 2029
Non-derivative financial liabilities
Bonds	(7,871)	(11,510)	(1,374)	(1,406)	(3,068)	(5,662)
Loans over 100	(1,250)	(1,829)	(584)	(70)	(441)	(734)
Trade and other payables	(12,921)	(12,921)	(12,921)	—	—	—
Other loans and leases	(2,442)	(2,842)	(1,326)	(293)	(719)	(504)
Total	(24,484)	(29,102)	(16,205)	(1,769)	(4,228)	(6,900)
Derivative financial liabilities
Foreign exchange contracts	(518)	(518)	(240)	(120)	(136)	(22)
Commodity contracts[1]	(152)	(152)	(83)	(34)	(35)	—
Total	(670)	(670)	(323)	(154)	(171)	(22)
1.Commodity contracts include base metals, freight, energy and emission rights.
6.3.3 Credit risk
The Company’s treasury department monitors various market
data regarding the credit standings and overall reliability of the financial institutions for all countries where the Company’s subsidiaries operate. The choice of the financial institution for the financial transactions must be approved by the treasury
department. Credit risk related to customers, customer credit terms and receivables are discussed in note 4.3.
6.3.4 Hedge accounting policy
The Company determines the economic relationship between
the hedged item and the hedging instrument by analyzing the
critical terms of the hedge relationship. In case critical terms do not match and fair value changes in the hedging instrument
cannot be expected to perfectly offset changes in the fair value of the hedged item, further qualitative analysis may be
performed. Such analysis serves to establish whether the
economic relationship is sufficiently strong to comply with the
Company’s risk management policies.
The hedge ratio is set out in the Company's risk management
strategy and may be individually tailored for each hedging
program in the risk management objective. Hedge ratios below
100% would usually be applied on hedging of forecast
exposures with the hedge ratio typically reducing where there is uncertainty due to long hedging tenors or volatility in the underlying exposure.
The most frequent sources of hedge ineffectiveness relate to changes in the hedged item (such as maturity, volume and
pricing indices), basis spread and significant changes in the credit risk. Such sources are analyzed at hedge initiation and monitored throughout the life of a hedge.
Cash flow hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2025
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2027	After 2027
Foreign exchange contracts	(1)	9	5	—	(15)	—
Commodities	(17)	(31)	(9)	4	25	(6)
Emission rights	—	—	—	—	—	—
Total	(18)	(22)	(4)	4	10	(6)

	December 31, 2024
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(194)	(10)	(12)	(23)	(60)	(89)
Commodities	61	11	—	8	(16)	58
Emission rights	—	—	—	—	—	—
Total	(133)	1	(12)	(15)	(76)	(31)
Associated gains or losses that were recognized in other comprehensive income are reclassified to the consolidated statements of operations in the same period during which the hedged forecasted cash flow affects the consolidated statements of operations. The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2025
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2027	After 2027
Foreign exchange contracts	(57)	(2)	3	1	(17)	(42)
Commodity contracts	63	(9)	6	42	26	(2)
Emission rights	953	—	—	59	273	621
Total	959	(11)	9	102	282	577
1.The cash flow hedge reserve balance as of December 31, 2025 includes 185 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (365 as of December 31, 2024).

	December 31, 2024
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(184)	(9)	(9)	(18)	(59)	(89)
Commodity contracts	296	40	44	95	69	48
Emission rights	844	—	—	—	48	796
Total	956	31	35	77	58	755
1.The cash flow hedge reserve balance as of December 31, 2024 includes 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (417 as of December 31, 2023).
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2025
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	3,048	31	(16)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	663	22	(38)	Other assets/Other long-term obligations
Price risk - Commodities Options/forwards	362	32	(68)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities Options/forwards	489	33	(14)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		118	(136)
Current derivative assets classified as cash flow hedge		63
Other current derivative assets		130
Total current derivative assets (note 4.5)		193
Non-current derivative assets classified as cash flow hedge		55
Other non-current derivative assets		50
Total non-current derivative assets (note 4.6)		105
Current derivative liabilities classified as cash flow hedge			(84)
Other current derivative liabilities			(139)
Total current derivative liabilities (note 4.8)			(223)
Non-current derivative liabilities classified as cash flow hedge			(52)
Other non-current derivative liabilities			(176)
Total non-current derivative liabilities (note 9.2)			(228)

	December 31, 2025
Hedging Instruments	Cash flow hedge reserve at December 31, 2024	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2025
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(184)	64	(25)	88	Sales	(57)
Price risk - Commodities Option/Forward contracts	296	(71)	18	(180)	Sales, Cost of sales	63
Price risk - Emission rights forwards	844	111	(2)	—	Cost of sales	953
Total	956	104	(9)	(92)		959
1.The cash flow hedge reserve balance as of December 31, 2025 also included 185 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.
.

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/ forward/swap contracts	1,472	9	(54)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/ forward/swap contracts	1,326	43	(192)	Other assets/Other long-term obligations
Price risk - Commodities Options/ forwards	354	50	(31)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities Options/ forwards	254	61	(19)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		163	(296)
Current derivative assets classified as cash flow hedge		59
Other current derivative assets		246
Total current derivative assets (note 4.5)		305
Non-current derivative assets classified as cash flow hedge		104
Other non-current derivative assets		29
Total non-current derivative assets (note 4.6)		133
Current derivative liabilities classified as cash flow hedge			(85)
Other current derivative liabilities			(242)
Total current derivative liabilities (note 4.8)			(327)
Non-current derivative liabilities classified as cash flow hedge			(211)
Other non-current derivative liabilities			(132)
Total non-current derivative liabilities (note 9.2)			(343)

	December 31, 2024
Hedging Instruments	Cash flow hedge reserve at December 31, 2023	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2024
Cash flow hedges
Foreign exchange risk - Option/ Forward contracts	28	(152)	(18)	(42)	Sales	(184)
Price risk - Commodities Option/ Forward contracts	633	(105)	82	(314)	Sales, Cost of sales	296
Price risk - Emission rights forwards	900	(54)	(2)	—	Cost of sales	844
Total	1,561	(311)	62	(356)		956
1.The cash flow hedge reserve balance as of December 31, 2024 also included 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.
Net investment hedge
The Company designated a portfolio of euro denominated debt
as a hedge of certain euro denominated investments (see also note 6.1.2.2.)
The Company has periodically hedged a part of its euro
denominated net investments via euro/U.S. dollar cross
currency swaps ("CCS"). These CCS, some of which have
been unwound, were designated as net investment hedges.
The hedging instrument is categorized as Level 2.
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2025
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
July, 2025	January, 2026	660	(14)	3	(11)
Total			83	(24)	59

	December 31, 2025
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2024	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	660	—	14	Accrued expenses and other liabilities	—	N/a	59
Foreign exchange risk - EUR debt	4,697	—	4,675	Short-term debt and current portion of long- term debt; long- term debt, net of current portion	—	N/a	89
Total	5,357	—	4,689		—		148

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2023	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,319	—	4,303	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	564
Total	4,319	—	4,303		—		634
6.3.5 Sensitivity analysis
Foreign currency sensitivity
The following tables demonstrate the Company’s derivative
financial instruments' sensitivity to a 10% strengthening and a
10% weakening in the U.S. Dollar and Euro exchange rates
against the relevant currencies, with all other variables held constant. A positive number indicates an increase in profit or loss and other equity, where a negative number indicates a
decrease in profit or loss and other equity.
The sensitivity analysis includes the Company’s complete
portfolio of foreign currency derivatives outstanding.

	December 31, 2025
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	247	158
10% strengthening in Euro	45	—
10% weakening in U.S. dollar	(101)	(126)
10% weakening in Euro	(55)	—

	December 31, 2024
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	(276)	(70)
10% strengthening in Euro	63	—
10% weakening in U.S. dollar	248	89
10% weakening in Euro	(77)	—
Cash flow sensitivity analysis for variable rate instruments
The following tables detail the Company’s variable interest rate instruments’ sensitivity. A change of 100 basis points (“bp”) in interest rates during the period would have increased
(decreased) profit or loss by the amounts presented below.
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	December 31, 2025
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	31	3
100 bp decrease	(31)	(2)

	December 31, 2024
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	39	1
100 bp decrease	(39)	(1)
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
Base metals, energy, freight, emissions rights
The following tables detail the Company’s sensitivity to a 10%
increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting
relationships.

	December 31, 2025
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	11
Iron Ore	—	1
Freight	—	11
Emission rights	—	—
Energy	(20)	36
'-10% in prices
Base Metals	(1)	(11)
Iron Ore	—	(1)
Freight	—	(11)
Emission rights	—	—
Energy	21	(36)

	December 31, 2024
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	3	12
Iron Ore	—	10
Freight	—	3
Emission rights	—	—
Energy	(2)	23
'-10% in prices
Base Metals	(3)	(12)
Iron Ore	—	(10)
Freight	—	(3)
Emission rights	—	—
Energy	2	(23)